Report Of The Directors Financial Review Risk Report - Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	$ 217	$ 715
Derivatives	204,062	212,797
Debt securities in issue	236	11
Subordinated liabilities	0	3
Other financial liabilities	100,268	48,407
Cash flows payable under financial liabilities	1,512,694	1,675,053
Loan and other credit-related commitments	685,650	570,132
Financial guarantees and similar contracts	22,942	23,944
Cash flows payable under financial liabilities and other contractual commitments	2,221,286	2,269,129
Due within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	8,737	1,249
Derivatives	360	219
Debt securities in issue	18,253	12,624
Subordinated liabilities	438	2,227
Other financial liabilities	19,056	18,780
Cash flows payable under financial liabilities	425,889	304,949
Loan and other credit-related commitments	92,186	138,542
Financial guarantees and similar contracts	113	268
Cash flows payable under financial liabilities and other contractual commitments	518,188	443,759
Due between 3 and 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	15,591	7,117
Derivatives	927	1,221
Debt securities in issue	24,902	21,066
Subordinated liabilities	793	841
Other financial liabilities	4,694	3,701
Cash flows payable under financial liabilities	114,776	82,441
Loan and other credit-related commitments	1,109	10,602
Financial guarantees and similar contracts	289	821
Cash flows payable under financial liabilities and other contractual commitments	116,174	93,864
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	75,578	39,596
Derivatives	2,065	3,170
Debt securities in issue	36,599	25,654
Subordinated liabilities	7,600	7,011
Other financial liabilities	2,367	1,994
Cash flows payable under financial liabilities	140,283	93,562
Loan and other credit-related commitments	944	7,860
Financial guarantees and similar contracts	160	785
Cash flows payable under financial liabilities and other contractual commitments	141,387	102,207
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	89,261	59,428
Derivatives	1,323	1,506
Debt securities in issue	13,656	11,092
Subordinated liabilities	27,670	21,775
Other financial liabilities	1,260	1,314
Cash flows payable under financial liabilities	133,856	97,298
Loan and other credit-related commitments	377	2,350
Financial guarantees and similar contracts	14	31
Cash flows payable under financial liabilities and other contractual commitments	134,247	99,679
HSBC Holdings | On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	1,321	2,008
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other financial liabilities	0	0
Cash flows payable under financial liabilities	1,321	2,008
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	8,627	7,778
Cash flows payable under financial liabilities and other contractual commitments	9,948	9,786
HSBC Holdings | Due within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	949	2,525
Financial liabilities designated at fair value	237	286
Derivatives	0	0
Debt securities in issue	379	232
Subordinated liabilities	248	2,113
Other financial liabilities	675	849
Cash flows payable under financial liabilities	2,488	6,005
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	2,488	6,005
HSBC Holdings | Due between 3 and 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	46
Financial liabilities designated at fair value	2,656	875
Derivatives	0	0
Debt securities in issue	1,159	1,787
Subordinated liabilities	757	537
Other financial liabilities	228	200
Cash flows payable under financial liabilities	4,800	3,445
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	4,800	3,445
HSBC Holdings | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	14,384	16,554
Derivatives	339	293
Debt securities in issue	29,178	13,975
Subordinated liabilities	4,019	2,852
Other financial liabilities	0	0
Cash flows payable under financial liabilities	47,920	33,674
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	47,920	33,674
HSBC Holdings | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	11,653	19,465
Derivatives	499	781
Debt securities in issue	30,801	26,452
Subordinated liabilities	25,311	20,944
Other financial liabilities	0	0
Cash flows payable under financial liabilities	68,264	67,642
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 68,264	$ 67,642